EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
EARNINGS PER SHARE
8

EARNINGS PER SHARE
Amounts in R million 2021 2020 2019
The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year 1,439.9 635.0 78.5
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares Note 2021 2020 2019
Weighted average number of ordinary shares in issue 855,113,791 769,941,874 664,553,283
Effect of Sibanye-Stillwater Option 21.1 - 9,464,684 15,387,695
Effect of equity-settled share-based payment 19.2 5,935,215 4,283,001 -
Diluted weighted average number of ordinary shares 861,049,006 783,689,559 679,940,978
SA cents per share 2021 2020 2019
Basic earnings per share 168.4 82.5 11.8
Diluted earnings per share 167.2 81.0 11.5